ACCOUNTS PAYABLE	6 Months Ended
Jun. 30, 2025
Payables and Accruals [Abstract]
ACCOUNTS PAYABLE

10. ACCOUNTS PAYABLE

The accounts payable as of June 30,2025 and December 31, 2024 consist of the following:

	June 30,	December 31,
	2025	2024
Accounts payable to suppliers	$734,976	2,462
Accounts payable for SMS service	15,356	15,070
Total of Accounts payable	$750,332	17,532

MEIWU TECHNOLOGY COMPANY LIMITED

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS